Right-of-Use Assets and Lease Liabilities (Details) - Schedule of present value of lease payments over the lease term - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of present value of lease payments over the lease term [Line Items]
Cost	$ 2,058,132	$ 1,698,049	$ 139,946
Accumulated Depreciation	422,497	182,208
Net book value [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of present value of lease payments over the lease term [Line Items]
Accumulated Depreciation	$ 1,635,635	$ 1,515,841